Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)
Communication Services (6.7%)
*	Alphabet Inc. Class A	922,266	1,307,819
*	Alphabet Inc. Class C	809,409	1,144,189
*	Baidu Inc. ADR	4,664,000	559,167
	Activision Blizzard Inc.	5,100,000	387,090
	Walt Disney Co.	3,126,875	348,678
*	Facebook Inc. Class A	580,800	131,882
*	Charter Communications Inc. Class A	251,000	128,020
*	T-Mobile US Inc.	360,800	37,577
	Comcast Corp. Class A	447,574	17,447
*	Altice USA Inc. Class A	703,700	15,861
			4,077,730
Consumer Discretionary (10.9%)
*	Alibaba Group Holding Ltd. ADR	7,971,176	1,719,383
	Sony Corp. ADR	16,259,253	1,124,002
*	Amazon.com Inc.	252,065	695,402
	Ross Stores Inc.	7,448,900	634,944
*	Tesla Inc.	585,000	631,689
1	Whirlpool Corp.	4,004,372	518,686
	TJX Cos. Inc.	8,772,300	443,528
*,1 Mattel Inc.		26,614,138	257,359
	L Brands Inc.	9,013,114	134,926
^	Carnival Corp.	6,596,565	108,316
^	Royal Caribbean Cruises Ltd.	2,135,747	107,428
	eBay Inc.	1,320,000	69,234
*	Burlington Stores Inc.	265,300	52,246
	Marriott International Inc. Class A	556,710	47,727
	Restaurant Brands International Inc.	763,500	41,710
	Hilton Worldwide Holdings Inc.	365,366	26,836
	McDonald's Corp.	120,900	22,302
	Las Vegas Sands Corp.	377,400	17,187
	MGM Resorts International	553,400	9,297
*	Dollar Tree Inc.	37,000	3,429
*	AutoZone Inc.	2,950	3,328
*	Ulta Beauty Inc.	15,300	3,112
			6,672,071
Consumer Staples (0.0%)
	Constellation Brands Inc. Class A	41,300	7,226
	Philip Morris International Inc.	55,100	3,860
	Kroger Co.	96,900	3,280
	Altria Group Inc.	74,100	2,908
			17,274
Energy (1.0%)
	Hess Corp.	5,200,500	269,438
	Pioneer Natural Resources Co.	2,251,100	219,933

	EOG Resources Inc.	1,988,000	100,712
*,^	Transocean Ltd.	12,328,573	22,561
	Noble Energy Inc.	1,700,000	15,232
	Schlumberger Ltd.	26,700	491
			628,367
Financials (6.2%)
	JPMorgan Chase & Co.	9,486,375	892,288
	Wells Fargo & Co.	27,992,947	716,620
	Marsh & McLennan Cos. Inc.	5,810,515	623,875
	Charles Schwab Corp.	16,707,406	563,708
	Bank of America Corp.	23,479,132	557,629
	US Bancorp	3,817,300	140,553
	Progressive Corp.	1,424,000	114,077
	Citigroup Inc.	2,100,000	107,310
	Discover Financial Services	640,125	32,064
	CME Group Inc.	65,068	10,576
			3,758,700
Health Care (28.0%)
	Eli Lilly and Co.	21,764,208	3,573,248
	Amgen Inc.	10,430,755	2,460,198
*,1 Biogen Inc.		9,141,692	2,445,860
	AstraZeneca plc ADR	28,146,888	1,488,689
	Novartis AG ADR	13,395,025	1,169,921
*	Boston Scientific Corp.	29,273,244	1,027,784
	Thermo Fisher Scientific Inc.	2,638,402	955,999
	Roche Holding AG	2,416,182	837,085
*	BioMarin Pharmaceutical Inc.	6,013,299	741,680
	Bristol-Myers Squibb Co.	8,930,413	525,108
*	Elanco Animal Health Inc.	15,488,719	332,233
	Abbott Laboratories	3,607,295	329,815
	Medtronic plc	2,135,000	195,779
	Zimmer Biomet Holdings Inc.	1,439,800	171,855
2	Siemens Healthineers AG	3,530,571	169,709
	CVS Health Corp.	2,410,000	156,578
*	Alcon Inc.	2,400,412	137,592
	Merck & Co. Inc.	1,500,000	115,995
	Agilent Technologies Inc.	827,716	73,145
	Stryker Corp.	392,500	70,725
	Sanofi ADR	969,000	49,467
*	Edwards Lifesciences Corp.	607,500	41,984
	GlaxoSmithKline plc ADR	548,000	22,353
*	IQVIA Holdings Inc.	34,930	4,956
	UnitedHealth Group Inc.	255	75
			17,097,833
Industrials (12.9%)
	FedEx Corp.	9,005,006	1,262,682
	Siemens AG	10,122,914	1,193,876
1	Southwest Airlines Co.	34,505,056	1,179,383
*	Airbus SE	9,755,079	698,993
	Caterpillar Inc.	4,269,708	540,118
*,^	United Airlines Holdings Inc.	14,459,003	500,426
	Union Pacific Corp.	2,682,700	453,564
^	American Airlines Group Inc.	25,104,313	328,113
	Delta Air Lines Inc.	10,054,400	282,026
	United Parcel Service Inc. Class B	2,056,670	228,661
	Alaska Air Group Inc.	4,609,000	167,122

	TransDigm Group Inc.	343,916	152,028
	Textron Inc.	3,818,000	125,650
	Raytheon Technologies Corp.	2,038,300	125,600
	AMETEK Inc.	869,550	77,712
	General Dynamics Corp.	500,430	74,794
	CSX Corp.	1,060,100	73,931
	Deere & Co.	400,000	62,860
	Carrier Global Corp.	2,736,300	60,801
	Otis Worldwide Corp.	1,024,150	58,233
*	Lyft Inc. Class A	1,262,800	41,685
	L3Harris Technologies Inc.	240,000	40,721
	Rockwell Automation Inc.	178,280	37,974
	Honeywell International Inc.	240,000	34,702
	Pentair plc	589,000	22,376
	nVent Electric plc	887,900	16,630
*	Ryanair Holdings plc ADR	250,000	16,585
	Boeing Co.	70,200	12,868
*	Uber Technologies Inc.	13,750	427
			7,870,541
Information Technology (30.5%)
*	Adobe Inc.	7,769,355	3,382,078
	Microsoft Corp.	15,568,067	3,168,257
	Texas Instruments Inc.	17,054,972	2,165,470
*	Micron Technology Inc.	29,811,874	1,535,908
	QUALCOMM Inc.	11,684,545	1,065,747
	KLA Corp.	5,181,260	1,007,651
	Intel Corp.	14,762,892	883,264
^	Telefonaktiebolaget LM Ericsson ADR	70,676,226	657,289
	NVIDIA Corp.	1,602,700	608,882
1	NetApp Inc.	12,649,941	561,278
	Intuit Inc.	1,864,700	552,306
	Oracle Corp.	6,790,329	375,302
	Hewlett Packard Enterprise Co.	37,649,296	366,328
	HP Inc.	19,868,316	346,305
	Analog Devices Inc.	2,615,900	320,814
	Visa Inc. Class A	1,643,200	317,417
	Cisco Systems Inc.	5,432,579	253,376
	Apple Inc.	545,000	198,816
*	PayPal Holdings Inc.	1,021,880	178,042
	Entegris Inc.	2,395,022	141,426
	Corning Inc.	5,169,700	133,895
	Applied Materials Inc.	1,467,700	88,722
	Mastercard Inc. Class A	215,600	63,753
*	Autodesk Inc.	264,200	63,194
1	Plantronics Inc.	3,672,300	53,909
*,^	BlackBerry Ltd.	10,505,100	51,370
*	Keysight Technologies Inc.	265,850	26,792
*	Palo Alto Networks Inc.	112,900	25,930
*	Dell Technologies Inc.	276,000	15,163
	Perspecta Inc.	470,023	10,919
	Western Digital Corp.	200,000	8,830
*	Rambus Inc.	534,697	8,127
	Nokia Oyj ADR	1,750,000	7,700
*	Infineon Technologies AG ADR	75,000	1,763
*	Arista Networks Inc.	1,500	315
*	RingCentral Inc. Class A	850	242

* Okta Inc.		1,050	210
			18,646,790
Materials (0.8%)
^ Albemarle Corp.		2,690,335	207,721
DuPont de Nemours Inc.		1,398,216	74,287
Dow Inc.		1,808,917	73,731
Linde plc		279,600	59,306
Corteva Inc.		1,332,316	35,693
			450,738
Real Estate (0.0%)
Alexandria Real Estate Equities Inc.		10,300	1,671
Total Common Stocks (Cost $26,772,055)			59,221,715
	Coupon
Temporary Cash Investment (3.7%)
Money Market Fund (3.7%)
3,4 Vanguard Market Liquidity Fund (Cost
$2,270,809)	0.227%	22,712,965	2,271,297
Total Investments (100.7%) (Cost $29,042,864)			61,493,012
Other Assets and Liabilities -Net (-0.7%)			(423,673)
Net Assets (100%)			61,069,339
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $432,383,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of this security represented 0.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $460,138,000 was received for securities on loan, of which $408,322,000 is held in Vanguard Market
Liquidity Fund and $51,776,000 is held in cash.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the

PRIMECAP Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	56,322,052	2,899,663	—	59,221,715
Temporary Cash Investments	2,271,297	—	—	2,271,297
Total	58,593,349	2,899,663	—	61,493,012

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the co mpany or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

PRIMECAP Fund

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,855,920	NA [1]	NA [1]	(528)	187	13,601	—	2,271,297
American Airlines
Group Inc.	817,917	—	62,734	(192,848)	(234,222)	6,065	—	NA [2]
Biogen Inc.	NA [3]	45,778	67,977	230	322,077	—	—	2,445,860
Mattel Inc.	302,366	900	339	(396)	(45,172)	—	—	257,359
NetApp Inc.	679,019	—	13,617	2,778	(106,902)	18,486	—	561,278
Plantronics Inc.	137,050	—	—	—	(83,141)	1,102	—	53,909
Southwest Airlines
Co.	1,889,408	62,129	101,889	(20,425)	(649,840)	12,500	—	1,179,383
United Airlines
Holdings Inc.	1,407,965	—	42,451	(67,750)	(797,338)	—	—	NA [2]
Whirlpool Corp.	666,628	—	26,641	(10,197)	(111,104)	14,789	—	518,686
Total	7,756,273			(289,136)	(1,705,455)	65,543	—	7,287,772

1 Not applicable —purchases and sales are for temporary cash investment purposes.
2 Not applicable —at June 30, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable —at September 30, 2019, the issuer was not an affiliated company of the fund.